Finance Lease Receivable	9 Months Ended
Dec. 31, 2023
Disclosure of Finance Lease Receivables [Abstract]
Finance Lease Receivable [Text Block]

5. Finance Lease Receivable

Greenpower's wholly owned subsidiaries San Joaquin Valley Equipment Leasing Inc. and 0939181 BC Ltd. lease vehicles to several customers, and as at December 31, 2023, the Company had a total of 8 (March 31, 2023 - 45) vehicles on lease that were determined to be finance leases and the Company had a total of 4 (March 31, 2023 - 1) vehicles on lease that were determined to be operating leases. Between March 31, 2023 and December 31, 2023, 37 vehicles previously under finance lease were repossessed (Note 19) and 2 finance leases reached maturity. During the three and nine months ended December 31, 2023, the Company entered into 2 finance leases and 3 operating leases (three and nine months ended December 31, 2022 - nil finance leases and nil operating leases).

As at December 31, 2023 the Company recognized an impairment of $423,267 on finance lease receivables. The impairment is related to a significant increase in credit risk associated with finance leases for five vehicles with one customer.

As at December 31, 2023, the remaining payments to be received on Finance Lease Receivables are as follows:

31-Dec-23
Year 1	$364,205
Year 2	364,205
Year 3	372,605
Year 4	346,200
Year 5	691,702
less: amount representing interest income	(923,681)
Finance Lease Receivable	$1,215,236
Current Portion of Finance Lease Receivable	$137,535
Long Term Portion of Finance Lease Receivable	$1,077,701